Correction Of Error Relating To Year-End Cut-Off (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule Of Error Corrections and Prior Period Adjustments
(a) Consolidated statement of financial position

	31 December 2018			1 January 2018
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Cash and cash equivalents	399.7	(180.0)	219.7	479.0	(85.2)	393.8
Trade and other receivables	153.2	(14.6)	138.6	201.9	(30.1)	171.8
Other	5,551.4	—	5,551.4	5,939.2	—	5939.2

Total assets	6,104.3	(194.6)	5,909.7	6,260.1	(115.3)	6,504.8
Borrowings	1,925.3	(111.0)	1,814.3	1,587.9	—	1,587.9
Current portion of borrowings	86.3	6.2	92.5	193.6	0.9	194.5
Trade and other payables	503.0	(85.5)	417.5	548.5	(85.4)	463.1
Taxation payable	5.2	(4.3)	0.9	77.5	(30.8)	46.7
Other	877.6	—	877.6	809.6	—	809.6

Total liabilities	3,397.4	(19.46)	3,202.8	3,217.1	(115.3)	3,101.8
Total equity	2,706.9	—	2,706.9	3,403.0	—	3,403.0
Net debt	1,611.9	75.2	1,687.1	1,302.5	86.1	1,388.6
Adjusted EBITDA	1,111.6	—	1,111.6	1,263.7	—	1,263.7

Net debt to adjusted EBITDA	1.45		1.52	1.03		1.10

(b) Consolidated statement of cash flows

	31 December 2018			1 January 2018
	As previously reported	Adjustments	As restated	As previously reported	Adjustments	As restated
Change in working capital	(16.3)	(15.6)	(31.9)	(69.4)	(20.5)	(89.9)
Taxation paid	(217.2)	26.5	(190.7)	(239.5)	(8.9)	(249.4)
Other	791.3	—	791.3	1,071.3	—	1,071.3

Cash flows from operating activities	557.8	10.9	568.7	762.4	(30.4)	732.0

Cash flows from investing activities	(886.8)	—	(886.8)	(908.6)	—	(908.6)

Loans raised	691.7	(1.7)	690.0	779.7	7.9	787.6
Loans repaid	(431.9)	(104.0)	(535.9)	(695.5)	(7.0)	(702.5)
Other	(2.5)	—	(2.5)	—	—	—

Cash flows from financing activities	257.3	(105.7)	151.6	84.2	0.9	85.1

Net cash utilised	(71.7)	(94.8)	(166.5)	(62.0)	(29.5)	(91.5)
Effect of exchange rate fluctuation on cash held	(7.6)	—	(7.6)	14.3	—	14.3
Cash and cash equivalents at beginning of the year	479.0	(85.2)	393.8	526.7	(55.7)	471.0

Cash and cash equivalents at end of the year	399.7	(180.0)	219.7	479.0	(85.2)	393.8